Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Derivative financial instruments related to commodity contracts - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 6,022	$ 9,331	$ 7,565
Gross value before offsetting - liabilities	(4,707)	(7,939)	(8,203)
Amounts offset - assets	(312)	(259)	(553)
Amounts offset - liabilities	312	259	553
Net balance sheet value presented - assets	5,710	9,072	7,012
Net balance sheet value presented - liabilities	(4,395)	(7,680)	(7,650)
Other amounts not offset - collateral pledged	123	403	109
Net carrying amount after other amounts not offset	1,438	1,795	(529)
Fair value	1,315	1,392	(638)
Fair value after other amounts not offset	1,438	1,795	(529)
Gas & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	4,759	8,454	6,533
Gross value before offsetting - liabilities	(3,029)	(6,724)	(6,494)
Amounts offset - assets	(202)	(86)	(280)
Amounts offset - liabilities	202	86	280
Net balance sheet value presented - assets	4,557	8,368	6,253
Net balance sheet value presented - liabilities	(2,827)	(6,638)	(6,214)
Other amounts not offset - collateral pledged	123	403	109
Net carrying amount after other amounts not offset	1,853	2,133	148
Fair value	1,730	1,730	39	$ 2,347
Fair value after other amounts not offset	1,853	2,133	148
Gas & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	304	117	116
Gross value before offsetting - liabilities	(329)	(129)	(125)
Amounts offset - assets	(108)	(7)	(27)
Amounts offset - liabilities	108	7	27
Net balance sheet value presented - assets	196	110	89
Net balance sheet value presented - liabilities	(221)	(122)	(98)
Net carrying amount	(25)	(12)	(9)
Fair value	(25)	(12)	(9)
Gas & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	4,326	8,060	5,875
Gross value before offsetting - liabilities	(2,692)	(6,595)	(6,369)
Amounts offset - assets	(94)	(79)	(253)
Amounts offset - liabilities	94	79	253
Net balance sheet value presented - assets	4,232	7,981	5,622
Net balance sheet value presented - liabilities	(2,598)	(6,516)	(6,116)
Net carrying amount	1,634	1,465	(494)
Fair value	1,634	1,465	(494)
Gas & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	129	277	540
Gross value before offsetting - liabilities	(8)
Net balance sheet value presented - assets	129	277	540
Net balance sheet value presented - liabilities	(8)
Net carrying amount	121	277	540
Fair value	121	277	540
Gas & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets			2
Net balance sheet value presented - assets			2
Net carrying amount			2
Fair value			2
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,263	877	1,032
Gross value before offsetting - liabilities	(1,678)	(1,215)	(1,709)
Amounts offset - assets	(110)	(173)	(273)
Amounts offset - liabilities	110	173	273
Net balance sheet value presented - assets	1,153	704	759
Net balance sheet value presented - liabilities	(1,568)	(1,042)	(1,436)
Net carrying amount after other amounts not offset	(415)	(338)	(677)
Fair value	(415)	(338)	(677)	$ (901)
Fair value after other amounts not offset	$ (415)	(338)	(677)
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 87	85	66
Gross value before offsetting - liabilities	(53)	(46)	(50)
Amounts offset - assets	(33)	(44)	(28)
Amounts offset - liabilities	33	44	28
Net balance sheet value presented - assets	54	41	38
Net balance sheet value presented - liabilities	(20)	(2)	(22)
Net carrying amount	34	39	16
Fair value	34	39	16
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,061	656	655
Gross value before offsetting - liabilities	(1,389)	(1,012)	(1,348)
Amounts offset - assets	(1)	(14)	(13)
Amounts offset - liabilities	1	14	13
Net balance sheet value presented - assets	1,060	642	642
Net balance sheet value presented - liabilities	(1,388)	(998)	(1,335)
Net carrying amount	(328)	(356)	(693)
Fair value	(328)	(356)	(693)
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	55	70	23
Gross value before offsetting - liabilities	(202)	(102)	(97)
Amounts offset - assets	(42)	(60)	(23)
Amounts offset - liabilities	42	60	23
Net balance sheet value presented - assets	13	10
Net balance sheet value presented - liabilities	(160)	(42)	(74)
Net carrying amount	(147)	(32)	(74)
Fair value	(147)	(32)	(74)
Crude oil, petroleum products and freight rates activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets			1
Net balance sheet value presented - assets			1
Net carrying amount			1
Fair value			1
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	60	66	287
Gross value before offsetting - liabilities	(34)	(55)	(214)
Amounts offset - assets	(34)	(55)	(209)
Amounts offset - liabilities	34	55	209
Net balance sheet value presented - assets	26	11	78
Net balance sheet value presented - liabilities			(5)
Net carrying amount	26	11	73
Fair value	$ 26	$ 11	$ 73